Document and Entity Information	9 Months Ended
Oct. 31, 2016
Document And Entity Information
Entity Registrant Name	LIBERTY STAR URANIUM & METALS CORP.
Entity Central Index Key	0001172178
Document Type	POS AM
Document Period End Date	Oct. 31, 2016
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 relates to the Registration Statement on Form S-1 (File No. 333-209076), originally filed by the registrant with the Securities and Exchange Commission (the “SEC”) on January 21, 2016 (the “Registration Statement”), registering 350,000,000 shares of the registrant’s common stock for resale, from time to time, by the selling stockholders named in the Registration Statement. The Registration Statement was declared effective by the SEC on March 15, 2016. As of the date hereof, 103,311,828 shares (representing $289,273 of the original proposed maximum aggregate offering price of $980,000) were sold under the Registration Statement. The registrant is filing this Post-Effective Amendment No. 1 in order to: 1, Update the “Principal and Selling Stockholders” table to reflect sales effected since the Registration Statement was declared effective, and 2, Provide updated business and financial information for the nine months ended October 31, 2016 and the fiscal year ended January 31, 2016.
Entity Filer Category	Smaller Reporting Company
Trading Symbol	LBSR